Note 1 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Apr. 01, 2019 USD ($)	Mar. 31, 2018 USD ($)
Number of States in which Entity Operates	9
Debt Issuance Cost, Gross, Noncurrent	$ 300,000	$ 100,000
Advertising Expense	2,200,000	2,100,000
Depreciation, Total	26,100,000	29,500,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges	7,800,000
Operating Lease, Right-of-Use Asset	60,663,000
Operating Lease, Liability, Total	64,309,000
Stockholders' Equity Attributable to Parent, Ending Balance	394,364,000	417,485,000
Retained Earnings [Member]
Stockholders' Equity Attributable to Parent, Ending Balance	$ 459,797,000	409,504,000		$ 403,780,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset			$ 88,333,000
Operating Lease, Liability, Total			91,025,000
Stockholders' Equity, Before Tax Effect			(2,692,000)
Stockholders' Equity, Tax Effect			(673,000)
Accounting Standards Update 2016-02 [Member] | Retained Earnings [Member]
Stockholders' Equity Attributable to Parent, Ending Balance			(2,019,000)
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Stockholders' Equity Attributable to Parent, Ending Balance		$ (2,019,000)	$ (2,019,000)
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	15 years
Software and Software Development Costs [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Software and Software Development Costs [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	7 years
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	20 years
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | GMOL and B&G Foods [Member]
Concentration Risk, Percentage	9.00%	6.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage	49.00%	47.00%
Seneca Food Plants [Member]
Number of Real Estate Properties	27
Seneca Foods Warehouses [Member]
Number of Real Estate Properties	30